RELATED PARTY TRANSACTIONS AND BALANCES (Details 1) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Total amounts due to related parties	$ (146)	$ (18)
Oniva International Services Corp. [Member]
Statement [Line Items]
Due To Related Parties	97	95
Silver Wolf Exploration Ltd. [Member]
Statement [Line Items]
Due To Related Parties	$ (243)	$ (113)